CURRENT AND DEFERRED TAXES (Details) - Schedule of profit before tax by the legal tax rate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax expense (income) [abstract]
Tax expense using the legal rate	$ 38,318	$ 112,230	$ 95,425
Tax expense using the legal rate, percentage	27.00%	27.00%	25.50%
Tax effect by change in tax rate		$ 5,587	$ 897
Tax effect by change in tax rate, percentage		1.34%	0.24%
Tax effect of rates in other jurisdictions	$ 20,082	$ 15,905	$ 42,326
Tax effect of rates in other jurisdictions, percentage	14.15%	3.83%	11.31%
Tax effect of non-taxable operating revenues	$ (13,125)	$ (3,076)	$ (44,593)
Tax effect of non-taxable operating revenues, percentage	(9.25%)	(0.74%)	(11.92%)
Tax effect of disallowable expenses	$ 66,257	$ 61,295	$ 35,481
Tax effect of disallowable expenses, percentage	46.69%	14.75%	9.48%
Tax effect of due to the non-use of tax losses	$ (190,430)	$ (309,811)	$ (108,896)
Tax effect of due to the non-use of tax losses, percentage		11.18%	0.06%
Other increases (decreases) in legal tax charge	$ (165,229)	$ (164,554)	$ 43,757
Other increases (decreases) in legal tax charge, percentage	(116.43%)	(39.59%)	11.69%
Total adjustments to tax expense using the legal rate	$ (92,015)	$ (38,351)	$ 78,079
Total adjustments to tax expense using the legal rate, percentage	(64.84%)	(9.23%)	20.86%
Tax expense using the effective rate	$ (53,697)	$ 73,879	$ 158,998
Tax expense using the effective rate, percentage	(37.84%)	17.77%	46.36%